Future Scheduled Repayments (Detail)	Jun. 30, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 247,705,000	[1]
2022	395,721,000	[1]
2023	276,573,000	[1]
2024	1,535,090,000	[1]
2025 and thereafter	1,218,330,000	[1]
Long Term Debt, Carrying Amount, Total	3,673,419,000	[1]
Available Borrowing, as Limited by the Borrowing Base	151,946,000	[1]
Current and Available Borrowing, as limited by the Borrowing Base	3,825,365,000	[1]
Total Commitment	4,468,303,000	[1]
TL Revolving Credit Facility
Debt Instrument [Line Items]
2024	1,258,800,000
Long Term Debt, Carrying Amount, Total	1,258,800,000
Available Borrowing, as Limited by the Borrowing Base	151,727,000
Current and Available Borrowing, as limited by the Borrowing Base	1,410,527,000
Total Commitment	1,500,000,000
TL 2019 Term Loan
Debt Instrument [Line Items]
2021	10,709,000
2022	11,090,000
2023	11,484,000
2024	11,892,000
2025 and thereafter	109,610,000
Long Term Debt, Carrying Amount, Total	154,785,000
Current and Available Borrowing, as limited by the Borrowing Base	154,785,000
Total Commitment	154,785,000
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2021	58,801,000
2022	60,148,000
2023	53,915,000
2024	53,328,000
2025 and thereafter	431,054,000
Long Term Debt, Carrying Amount, Total	657,246,000
Current and Available Borrowing, as limited by the Borrowing Base	657,246,000
Total Commitment	1,200,000,000
TMCL V 2017-1 Bonds
Debt Instrument [Line Items]
2021	45,408,000	[2]
2022	58,522,000	[2]
2023	64,545,000	[2]
2024	59,705,000	[2]
2025 and thereafter	72,397,000	[2]
Long Term Debt, Carrying Amount, Total	300,577,000	[2]
Current and Available Borrowing, as limited by the Borrowing Base	300,577,000	[2]
Total Commitment	300,577,000	[2]
TMCL V 2017-2 Bonds
Debt Instrument [Line Items]
2021	48,667,000	[3]
2022	61,700,000	[3]
2023	74,474,000	[3]
2024	79,210,000	[3]
2025 and thereafter	113,801,000	[3]
Long Term Debt, Carrying Amount, Total	377,852,000	[3]
Current and Available Borrowing, as limited by the Borrowing Base	377,852,000	[3]
Total Commitment	377,852,000	[3]
TMCL VI Term Loan
Debt Instrument [Line Items]
2021	25,500,000
2022	25,500,000
2023	25,500,000
2024	25,500,000
2025 and thereafter	138,500,000
Long Term Debt, Carrying Amount, Total	240,500,000
Current and Available Borrowing, as limited by the Borrowing Base	240,500,000
Total Commitment	240,500,000
TMCL VII 2018-1 Bonds
Debt Instrument [Line Items]
2021	18,656,000	[3]
2022	18,655,000	[3]
2023	18,655,000	[3]
2024	18,655,000	[3]
2025 and thereafter	147,635,000	[3]
Long Term Debt, Carrying Amount, Total	222,256,000	[3]
Current and Available Borrowing, as limited by the Borrowing Base	222,256,000	[3]
Total Commitment	222,256,000	[3]
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
2021	28,000,000	[3]
2022	28,000,000	[3]
2023	28,000,000	[3]
2024	28,000,000	[3]
2025 and thereafter	205,333,000	[3]
Long Term Debt, Carrying Amount, Total	317,333,000	[3]
Current and Available Borrowing, as limited by the Borrowing Base	317,333,000	[3]
Total Commitment	317,333,000	[3]
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
2021	11,964,000
2022	132,106,000
Long Term Debt, Carrying Amount, Total	144,070,000
Available Borrowing, as Limited by the Borrowing Base	219,000
Current and Available Borrowing, as limited by the Borrowing Base	144,289,000
Total Commitment	$ 155,000,000

[1]	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $23,225.
[2]	TMCL V 2017-1 Bonds was fully repaid by proceeds from the TMCL VII 2020-1 Bonds on August 20, 2020, see Note 13 "Subsequent Events" for further information.
[3]	Future scheduled payments for TMCL V 2017-2 Bonds, TMCL VII 2018-1 and TMCL VII 2019-1 Bonds exclude an unamortized discount of $39, $2,071 and $91, respectively.